Income Taxes	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Income Taxes
8
Income taxes
The Company has holding companies in Cayman Island, British Virgin Islands, Hong Kong and its main operations is in the PRC. The Company’s entities are subject to local statutory income tax rate in these jurisdictions. Specifically, the Company’s PRC entities are subject to a statutory income tax rate of 25%, in accordance with the Enterprise Income Tax Law (the “EIT Law”). The Company’s Hong Kong entity is subject to a statutory income tax rate of 16.5%, in accordance with the Hong Kong tax laws.

The Company recorded an income tax expense of nil and RMB11 (US$2), representing an effective tax rate of 0.00% and (0.03%) respectively for the six months ended June 30, 2020 and June 30, 2021. The slight fluctuation came from the Company’s Hong Kong entity, while the other entities in the Company were in a current loss position for each of the periods presented and they recorded a full valuation allowance against all deferred tax assets due to historical losses and no future profits forecasted for the foreseeable future as of each of the periods presented.